ASSET RETIREMENT OBLIGATIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Movements in asset retirement obligations
Balance at beginning of year	¥ 49,005	¥ 48,041
Liabilities incurred during the year			¥ 15,233
Accretion expense	976	964
Balance at end of year	¥ 49,981	¥ 49,005	¥ 48,041